Financial Instruments - Maximum Exposure to Credit Risk Related to Financial Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 448,626	$ 376,163	$ 226,045	$ 235,446	$ 191,162	$ 192,683
Trade receivables from provisional concentrate sales, net of fair value adjustment	525		1,716
Convertible note receivable	0		17,086
Trade receivables from sales of cobalt.	12,632		9,488
Maximum exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	448,626		226,045
Trade receivables from provisional concentrate sales, net of fair value adjustment	525		1,716
Other accounts receivables	393		373
Non-revolving term loan	0		816
Convertible note receivable	0		17,086
Trade receivables from sales of cobalt.	12,632		9,488
Maximum exposure to credit risk related to financial assets	$ 462,176		$ 255,524